Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000004014
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	Investor Class
Trading Symbol	PRLAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - Investor Class	$164	1.47%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Latin American equities rebounded over the review period from being the worst-performing region the previous year. All regional equity markets, apart from Argentina, delivered robust returns as risk appetite revived, the U.S. dollar weakened, and low valuations and attractive yields appealed to investors. In Mexico, an extended trade tariff truce with the U.S. buoyed sentiment. Brazilian equities gained as investors anticipated the end of rate hikes and as the economy displayed resilient economic growth.

  Versus the MSCI Emerging Markets Latin America Index Net, our stock selection in financials was the biggest contributor to relative performance. Our holding in Banco BTG Pactual, the region’s largest investment bank, added value. The lender consistently executed its strategy and gained market share across most business lines. Our energy stock selection also helped, as did our sector underweight.

  Conversely, security selection and an underweight allocation in materials had a negative impact. In particular, our investment in Mexico’s CEMEX—one of the largest cement makers in the world—dragged on relative returns. We initiated our position late in the rally, resulting in our underweight position delivering a return below that of the benchmark. Our choice of securities in information technology also hampered returns.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in Latin America. The portfolio is relatively overweight in industrials and business services, financials, and consumer discretionary. In contrast, the largest underweight allocations are to the utilities and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Latin America Fund (Investor Class)	22.50%	10.60%	7.13%
MSCI Emerging Markets Latin America Index Net (Regulatory/Strategy Benchmark)	28.12	14.01	7.11

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 410,742,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,297,000
InvestmentCompanyPortfolioTurnover	34.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$410,742 Number of Portfolio Holdings46
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	37.4%
Materials	15.8
Consumer Staples	13.4
Industrials & Business Services	10.9
Energy	6.9
Consumer Discretionary	3.8
Real Estate	2.7
Health Care	2.7
Utilities	2.3
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Itau Unibanco Holding	9.9%
NU Holdings	8.5
Wal-Mart de Mexico	4.4
Vale	4.3
Banco BTG Pactual	3.8
Credicorp	3.6
Petroleo Brasileiro, Preference Shares	3.6
Grupo Mexico	3.6
Southern Copper	3.5
B3	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184319
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	I Class
Trading Symbol	RLAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - I Class	$120	1.08%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Latin American equities rebounded over the review period from being the worst-performing region the previous year. All regional equity markets, apart from Argentina, delivered robust returns as risk appetite revived, the U.S. dollar weakened, and low valuations and attractive yields appealed to investors. In Mexico, an extended trade tariff truce with the U.S. buoyed sentiment. Brazilian equities gained as investors anticipated the end of rate hikes and as the economy displayed resilient economic growth.

  Versus the MSCI Emerging Markets Latin America Index Net, our stock selection in financials was the biggest contributor to relative performance. Our holding in Banco BTG Pactual, the region’s largest investment bank, added value. The lender consistently executed its strategy and gained market share across most business lines. Our energy stock selection also helped, as did our sector underweight.

  Conversely, security selection and an underweight allocation in materials had a negative impact. In particular, our investment in Mexico’s CEMEX—one of the largest cement makers in the world—dragged on relative returns. We initiated our position late in the rally, resulting in our underweight position delivering a return below that of the benchmark. Our choice of securities in information technology also hampered returns.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in Latin America. The portfolio is relatively overweight in industrials and business services, financials, and consumer discretionary. In contrast, the largest underweight allocations are to the utilities and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Latin America Fund (I Class)	22.99%	10.98%	4.67%
MSCI Emerging Markets Latin America Index Net (Regulatory/Strategy Benchmark)	28.12	14.01	4.56

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 410,742,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,297,000
InvestmentCompanyPortfolioTurnover	34.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$410,742 Number of Portfolio Holdings46
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	37.4%
Materials	15.8
Consumer Staples	13.4
Industrials & Business Services	10.9
Energy	6.9
Consumer Discretionary	3.8
Real Estate	2.7
Health Care	2.7
Utilities	2.3
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Itau Unibanco Holding	9.9%
NU Holdings	8.5
Wal-Mart de Mexico	4.4
Vale	4.3
Banco BTG Pactual	3.8
Credicorp	3.6
Petroleo Brasileiro, Preference Shares	3.6
Grupo Mexico	3.6
Southern Copper	3.5
B3	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225811
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	Z Class
Trading Symbol	TRZYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Latin American equities rebounded over the review period from being the worst-performing region the previous year. All regional equity markets, apart from Argentina, delivered robust returns as risk appetite revived, the U.S. dollar weakened, and low valuations and attractive yields appealed to investors. In Mexico, an extended trade tariff truce with the U.S. buoyed sentiment. Brazilian equities gained as investors anticipated the end of rate hikes and as the economy displayed resilient economic growth.

  Versus the MSCI Emerging Markets Latin America Index Net, our stock selection in financials was the biggest contributor to relative performance. Our holding in Banco BTG Pactual, the region’s largest investment bank, added value. The lender consistently executed its strategy and gained market share across most business lines. Our energy stock selection also helped, as did our sector underweight.

  Conversely, security selection and an underweight allocation in materials had a negative impact. In particular, our investment in Mexico’s CEMEX—one of the largest cement makers in the world—dragged on relative returns. We initiated our position late in the rally, resulting in our underweight position delivering a return below that of the benchmark. Our choice of securities in information technology also hampered returns.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in Latin America. The portfolio is relatively overweight in industrials and business services, financials, and consumer discretionary. In contrast, the largest underweight allocations are to the utilities and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Latin America Fund (Z Class)	24.35%	7.34%
MSCI Emerging Markets Latin America Index Net (Regulatory/Strategy Benchmark)	28.12	9.26

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 410,742,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,297,000
InvestmentCompanyPortfolioTurnover	34.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$410,742 Number of Portfolio Holdings46
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	37.4%
Materials	15.8
Consumer Staples	13.4
Industrials & Business Services	10.9
Energy	6.9
Consumer Discretionary	3.8
Real Estate	2.7
Health Care	2.7
Utilities	2.3
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Itau Unibanco Holding	9.9%
NU Holdings	8.5
Wal-Mart de Mexico	4.4
Vale	4.3
Banco BTG Pactual	3.8
Credicorp	3.6
Petroleo Brasileiro, Preference Shares	3.6
Grupo Mexico	3.6
Southern Copper	3.5
B3	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless